Net revenues - Schedule of revenue by segment and type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	€ 183,230	€ 173,718	€ 144,559
Other services provided	4,018	3,786	3,112
Construction contract revenues	709	779	602
Revenues from goods and services	187,957	178,283	148,273
Lease installments from assets sold with a buy-back commitment	896	849	994
Interest income of financial services activities	691	460	152
Construction contract revenues	189,544	179,592	149,419
Revenue from performance obligations satisfied or partially satisfied in previous periods	(119)	(524)	(921)
North America
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	85,238	84,239	66,618
Other services provided	1,260	1,234	1,072
Construction contract revenues	0	0	0
Revenues from goods and services	86,498	85,473	67,690
Lease installments from assets sold with a buy-back commitment	0	1	16
Interest income of financial services activities	0	0	0
Construction contract revenues	86,498	85,474	67,706
Enlarged Europe
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	63,961	60,769	56,315
Other services provided	1,587	1,609	1,309
Construction contract revenues	0	0	0
Revenues from goods and services	65,548	62,378	57,624
Lease installments from assets sold with a buy-back commitment	896	848	978
Interest income of financial services activities	0	0	0
Construction contract revenues	66,444	63,226	58,602
Middle East & Africa
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	10,487	6,399	5,088
Other services provided	73	54	77
Construction contract revenues	0	0	0
Revenues from goods and services	10,560	6,453	5,165
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	10,560	6,453	5,165
South America
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	15,638	15,178	10,191
Other services provided	510	462	283
Construction contract revenues	0	0	0
Revenues from goods and services	16,148	15,640	10,474
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	16,148	15,640	10,474
China and India & Asia Pacific
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	3,463	4,455	3,868
Other services provided	63	45	56
Construction contract revenues	0	0	0
Revenues from goods and services	3,526	4,500	3,924
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	3,526	4,500	3,924
Maserati
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	2,276	2,271	1,962
Other services provided	59	51	40
Construction contract revenues	0	0	0
Revenues from goods and services	2,335	2,322	2,002
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	2,335	2,322	2,002
Other activities
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	2,167	407	517
Other services provided	466	331	275
Construction contract revenues	709	779	602
Revenues from goods and services	3,342	1,517	1,394
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	691	460	152
Construction contract revenues	€ 4,033	€ 1,977	€ 1,546